Income Taxes - Provision for (Recovery of) Income Taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Current income tax:
Current year expense	$ 175.0	$ 144.1
Adjustments to prior years’ income taxes	2.7	5.1
Current income tax	177.7	149.2
Deferred income tax:
Origination and reversal of temporary differences	87.5	(108.1)
Adjustments to prior years' deferred income taxes	(17.1)	(1.6)
Other	13.4	4.7
Deferred income tax	83.8	(105.0)
Provision for income taxes	$ 261.5	$ 44.2